Trade and other payables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables.
Trade payables	£ 2,058	£ 1,973
Customer return and rebate accruals	755	738
Other payables and accruals	417	477
Wages and salaries	280	290
Accrued interest on financial liabilities	91	104
Social security	50	54
VAT payables	45	51
Deferred income	34	18
Total	£ 3,730	£ 3,705